UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Satuit Capital U.S. Emerging Companies Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares	Value

COMMON STOCKS - 95.00%

Broadwoven Fabric Mills, Cotton - 1.00%
104,000	Culp, Inc.	$2,101,840

Computer Communications Equipment - 1.45%
189,000	Allot Communications, Ltd. (Israel) *	3,027,780

Construction Special Trade Contractors - 1.45%
106,600	Argan, Inc.	3,028,506

Crude Petroleum & Natural Gas - 3.32%
195,000	Evolution Petroleum Corp.	2,566,200
168,410	Ring Energy, Inc. *	2,317,322
240,900	Synergy Resources Corp. *	2,081,376
6,964,898
Drilling Oil & Gas Wells - 0.83%
348,700	Hercules Offshore, Inc. *	1,736,526

Electromedical & Electrotherapeutic Apparatus - 2.19%
107,100	Cynosure, Inc. Class-A *	2,873,493
506,800	Synergetics USA, Inc. *	1,712,984
4,586,477
Electronic Computers - 2.02%
86,500	Omnicell, Inc. *	2,233,430
97,000	Super Micro Computer, Inc. *	1,994,320
4,227,750
Engines & Turbines - 1.17%
36,900	Power Solutions International, Inc. *	2,454,219

Fabricated Plate Work (Boiler Shops) - 0.84%
98,500	Global Power Equipment Group, Inc.	1,754,285

Fabricated Rubber Products, NEC - 0.74%
205,005	The Female Health Co.	1,545,738

Finance Services - 1.37%
338,200	Global Cash Access Holdings, Inc. *	2,867,936

Fire, Marine & Casualty Insurance - 1.02%
195,000	Maiden Holdings, Ltd.	2,141,100

Food & Kindred Products - 1.05%
115,900	Amira Nature Foods, Ltd. (United Arab Emirates) *	2,204,418

Gold & Silver Ores - 0.10%
60,000	Fortuna Silver Mines, Inc. *	217,200

Household Furniture - 1.08%
149,200	Hooker Furniture Corp.	2,260,380

In Vitro & In Vivo Diagnostic Substances - 1.44%
622,000	Immunomedics, Inc. *	3,016,700

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.99%
133,591	CECO Environmental Corp.	2,076,004

Industrial Inorganic Chemicals - 0.63%
39,800	LSB Industries, Inc. *	1,317,778

Industrial Instruments For Measurement, Display & Control - 1.29%
245,900	Rudolph Technologies, Inc. *	2,702,441

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.22%
300,000	LTX-Credence Corp. *	2,565,000

Metal Forgings & Stampings - 1.24%
54,500	Park-Ohio Holdings Corp. *	2,605,100

Miscellaneous Food Preparation - 2.56%
265,550	Inventure Foods, Inc. *	3,327,342
77,000	Medifast, Inc. *	2,042,810
5,370,152
Motor Vehicle Parts & Accessories - 1.26%
104,000	Gentherm, Inc. *	2,649,920

National Commercial Banks - 2.66%
451,300	Intervest Bancshares Corp. Class-A *	3,375,724
125,000	LCNB Corp.	2,201,250
5,576,974
Newspapers: Publishing or Publishing & Printing - 0.92%
241,100	Journal Communications, Inc. Class-A *	1,921,567

Oil & Gas Field Machinery & Equipment - 2.32%
108,994	Bolt Technology Corp.	2,361,900
118,000	Tesco Corp.	2,492,160
4,854,060
Oil & Gas Field Services, NEC - 1.11%
80,200	Natural Gas Services Group, Inc.	2,317,780

Optical Instruments & Lenses - 1.02%
198,600	Nova Measuring Instruments Ltd. (Israel) *	2,134,950

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.00%
131,000	Taser International, Inc. *	2,103,860

Orthopedic, Prosthetic & Surgi - 1.19%
112,300	Exactech, Inc. *	2,502,044

Radio & TV Broadcasting & Communications Equipment - 0.72%
126,000	SeaChange International, Inc. *	1,506,960

Railroads, Line-Haul Operating & Equipment - 0.52%
58,200	Providence & Worcester Railroad Co.	1,089,504

Retail-Auto Dealers & Gasoline Stations - 1.09%
174,600	West Marine, Inc. *	2,285,514

Retail-Eating Places - 2.38%
113,000	Del Frisco's Restaurant Group, Inc. *	2,599,000
392,000	Diversified Restaurant Holdings, Inc. *	1,991,360
25,000	Kona Grill, Inc. *	392,750
4,983,110
Retail-Family Clothing Stores - 1.00%
169,000	Stein Mart, Inc.	2,092,220

Retail-Furniture Stores - 1.10%
83,000	Haverty Furniture Co., Inc.	2,309,060

Retail-Jewelry Stores - 1.38%
67,200	Blue Nile, Inc. *	2,893,632

Retail-Retail Stores, NEC - 2.03%
479,000	1-800-Flowers.com, Inc. *	2,414,160
98,000	Kirkland's, Inc. *	1,845,340
4,259,500
Retail-Women's Clothing Stores - 1.02%
299,800	Christopher & Banks Corp. *	2,140,572

Savings Institution, Federally Chartered - 1.50%
72,271	1st Constitution Bancorp. *	755,954
500,000	Atlantic Coast Financial Corp. *	2,030,000
27,600	HF Financial Corp.	364,044
3,149,998
Security Brokers, Dealers & Flotation Companies - 0.90%
78,000	FBR & Co. *	1,892,280

Semiconductors & Related Devices - 6.22%
235,000	Applied Micro Circuits Corp. *	2,373,500
72,100	Ambarella, Inc. *	2,309,363
202,300	Ixys Corp.	2,567,187
45,900	NVE Corp. *	2,642,004
275,000	Ultra Clean Holdings, Inc. *	3,143,250
13,035,304
Services-Business Services, NEC - 2.00%
362,000	Lionbridge Technologies, Inc. *	1,991,000
123,500	Reis, Inc. *	2,198,300
4,189,300
Services-Computer Integrated Services - 1.17%
168,116	Datalink Corp. *	2,442,725

Services-Computer Processing & Data Preparations - 2.27%
214,600	Carbonite, Inc. *	2,169,606
578,200	Zix Corp. *	2,596,118
4,765,724
Services-Computer Programming - 1.49%
152,500	Perficient, Inc. *	3,130,825

Services-Comuter Programming, Data Preparation - 0.04%
31,100	Professional Diversity Networks, Inc. *	92,678

Services-Equipment Rental & Leasing, NEC - 1.20%
121,100	CAI International, Inc. *	2,505,559

Services-Health Services - 1.11%
74,000	Us Physical Therapy, Inc.	2,331,740

Services-Nursing & Personal Care - 1.00%
384,000	Five Star Quality Care, Inc. *	2,085,120

Services-Prepackaged Software - 3.63%
210,100	eGain Corp. *	2,012,758
270,000	IntraLinks Holdings, Inc. *	2,856,600
150,000	Tangoe, Inc. *	2,734,500
7,603,858
Special Industry Machinery, NEC - 2.60%
208,000	Manitex International, Inc. *	2,916,160
852,400	Mattson Technology, Inc. *	2,531,628
5,447,788
State Commercial Banks - 7.89%
233	American Business Bank *	7,130
119,000	Central Pacific Financial Corp.	2,183,650
298,000	Community Bankers Trust Corp. *	1,186,040
128,270	Customers Bancorp, Inc. *	2,601,315
30,927	First Capital Bancorp, Inc. *	141,955
75,000	First NBC Bank Holding Co. *	2,445,000
190,680	Monarch Financial Holding, Inc.	2,194,727
26,000	Mutualfirst Financial, Inc.	488,540
203,800	Northeast Bancorp	1,925,910
53,700	Southern National Bancorp of Virinia, Inc. *	547,740
100,000	State Bank Financial Corp.	1,713,000
181,954	Xenith Bankshares, Inc. *	1,100,822
16,535,829
Surety Insurance - 1.02%
175,000	NMI Holdings, Inc. *	2,147,250

Surgical & Medical Instruments & Apparatus - 4.08%
115,000	Given Imaging, Ltd. *	3,444,250
97,000	SurModics, Inc. *	2,364,860
116,000	Vascular Solutions, Inc. *	2,732,960
8,542,070
Telephone Communications (No Radio Telephone) - 2.57%
245,000	8x8, Inc. *	2,484,300
628,000	Vonage Holdings Corp. *	2,895,080
5,379,380
Trucking - 1.30%
131,000	Celadon Group, Inc.	2,722,180

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.26%
290,600	Aegean Marine Petroleum Network, Inc. (Greece)	2,644,460

TOTAL FOR COMMON STOCKS (Cost $164,674,477) - 95.00%	$ 199,037,523

WARRANTS - .00%
37,500	Horizon Pharma Inc. *	0

TOTAL FOR WARRANTS (Cost $0) - .00%	$ 0

TOTAL INVESTMENTS (Cost $164,674,477) - 95.00%	$ 199,037,523

OTHER ASSETS LESS LIABILITIES - 5.00%	10,485,744

NET ASSETS - 100.00%	$ 209,523,267

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $164,674,477 amounted to $34,363,045, which consisted of aggregate gross unrealized appreciation of $37,895,777 and aggregate gross unrealized depreciation of $3,532,732.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$199,037,523	$0	$0	$199,037,523
Warrants	$0	$0	$0	$0
Total	$199,037,523	$0	$0	$199,037,523

Satuit Capital U.S. Small Cap Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares	Value

COMMON STOCKS - 107.90%

Air Transportation, Scheduled - 3.35%
50	Alaska Air Group, Inc.	$ 3,954
250	Controadora Vuela Co. *	2,910
100	Spirit Airlines, Inc. *	4,690
11,554
Air-Cond & Warm Air Heating Equipment - 2.20%
125	Aaon, Inc.	3,708
45	Lennox International, Inc.	3,895
7,603
Biological Products (No Diagnostic Substances - 1.45%
550	PDL BioPharma, Inc.	5,005

Commercial Printing - 0.92%
65	Vistaprint N.V. (Netherlands) *	3,177

Computer Communications Equipment - 1.30%
280	Allot Communications, Ltd. *	4,486

Construction-Special Trade Contractors - 3.39%
190	Argan, Inc.	5,398
240	Matrix Service Co. *	6,307
11,705
Crude Petroleum & Natural Gas - 6.15%
480	Bellatrix Exploration, Ltd. *	3,432
65	Gulfport Energy Corp. *	3,962
70	Oasis Petroleum, Inc. *	2,927
165	Matador Resources Co. *	3,207
140	Sanchez Energy Corp. *	3,849
445	Synergy Resources Corp. *	3,845
21,222
Cut Stone & Stone Products - 1.25%
95	Caesarstone Sdot-Yam, Ltd. (Israel)	4,305

Deep Sea Foreign Transportation - 0.93%
75	Hornbeck Offshore Services, Inc. *	3,203

Drilling Oil & Gas Wells - 2.62%
520	Hercules Offshore, Inc. *	2,589
220	Northern Oil & Gas, Inc. *	3,199
190	Ocean Rig UDW, Inc. (Cyprus) *	3,257
9,045
Electromedical & Electrotherapeutic Apparatus - 1.45%
75	Cyberonics, Inc. *	5,010

Engines & Turbines - 1.64%
85	Power Solutions International, Inc. *	5,653

Fabricated Plate Work (Boiler Shops) - 0.90%
175	Global Power Equipment Group, Inc.	3,117

Fabricated Structural Metal Products - 1.38%
60	Proto Labs, Inc. *	4,762

Finance Services - 1.04%
425	Global Cash Access Holdings, Inc. *	3,604

Fire, Marine & Casualty Insurance - 2.55%
150	AmTrust Financial Services, Inc. *	4,842
360	Maiden Holdings, Ltd.	3,953
8,795
Functions Related to Depository Banking, NEC - 1.27%
160	Xoom Corp. *	4,382

General Industrial Machinery & Equipment - 1.27%
80	Zebra Technologies Corp. *	4,397

Hospital & Medical Service Plans - 1.23%
65	Wellcare Health Plans, Inc. *	4,232

Household Furniture - 1.37%
175	La-Z-Boy, Inc.	4,711

In Vitro & In Vivo Diagnostic - 1.27%
905	Immunomedics, Inc. *	4,389

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.46%
325	CECO Environmental Corp.	5,051

Industrial Instruments For Measurement, Display & Control - 1.07%
335	Rudolph Technologies, Inc. *	3,682

Lessors of Real Property, NEC - 1.20%
140	HFF, Inc.	4,141

Lumber & Wood Products (No Furniture) - 1.10%
125	Boise Cascade Co. *	3,811

Measuring & Controlling Device - 1.96%
40	Geospace Technologies Corp. *	3,181
65	Measurement Specialties, Inc. *	3,586
6,767
Mining & Quarrying of Nonmetal - 0.94%
110	U.S. Silica Holdings, Inc.	3,258

Miscellaneous Food Preparation - 1.08%
140	Medifast, Inc. *	3,714

Motor Homes - 0.97%
65	Thor Industries, Inc.	3,339

Motor Vehicle Parts & Accessories - 4.07%
200	American Axle & Manufacturing Holdings, Inc. *	3,724
215	Gentherm, Inc. *	5,478
85	Tenneco, Inc. *	4,831
14,033
Newpapers: Publishing or Publishing & Printing - 1.91%
185	The E.W. Scripps Co. *	3,406
400	Journal Communications, Inc. Class-A *	3,188
6,594
Oil & Gas Field Exploration Services - 1.14%
370	Kodiak Oil & Gas Corp. *	3,926

Oil & Gas Field Services, NEC - 1.17%
140	Natural Gas Services Group, Inc. *	4,046

Operative Builders - 1.04%
170	Taylor Morrison Home Corp. *	3,596

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.05%
225	TASER International, Inc. *	3,614

Pens, Pencils & Other Artists' Materials - 1.12%
180	Costa, Inc. *	3,868

Pharmaceutical Preparations - 1.28%
125	Lannett Co., Inc. *	4,415

Radio & TV Broadcasting & Communications Equipment - 2.48%
185	CalAmp Corp. *	5,454
260	SeaChange International, Inc. *	3,109
8,563
Retail-Computer & Computer Software Stores - 1.12%
110	GameStop Corp.	3,858

Retail-Eating Places - 4.78%
160	Bloomin' Brands, Inc. *	3,675
95	Brinker International, Inc.	4,594
190	Del Frisco's Restaurant Group, Inc. *	4,370
90	Fiesta Restaurant Group, Inc. *	3,867
16,506
Retail-Family Clothing Stores - 1.11%
310	Stein Mart, Inc.	3,838

Retail-Women's Clothing Stores - 1.15%
555	Christopher & Banks Corp. *	3,963

Savings Institution, Federally Chartered - 1.44%
60	Bofi Holding, Inc. *	4,965

Secondary Smelting & Refining - 1.39%
185	Constellium N.V. *	4,793

Semiconductors & Related Devices - 8.55%
160	Ambarella, Inc. *	5,125
425	Applied Micro Circuits Corp. *	4,293
140	Finisar Corp. *	3,319
360	GT Advanced Technologies, Inc. *	3,697
610	Himax Technologies, Inc. ADR	8,930
210	InvenSense, Inc. *	4,135
29,499
Services-Computer Processing & Data Preparations - 2.24%
360	Carbonite, Inc. *	3,640
90	Pegasystems, Inc. *	4,089
7,729
Services-Computer Programming - 1.61%
95	Synaptics, Inc. *	5,544

Services-Consumer Credit Reporting, Collection Agencies - 0.87%
60	Portfolio Recovery Associates, Inc. *	3,013

Services-Health Services - 1.00%
110	Us Physical Therapy, Inc.	3,466

Services-Nursing & Personal Care - 1.05%
670	Five Star Quality Care, Inc. *	3,638

Services-Prepackaged Software - 3.58%
55	Bally Technologies, Inc. *	4,032
225	Tangoe, Inc. *	4,102
125	Web.com Group, Inc. *	4,225
12,359
Special Industry Machinery, NEC - 0.97%
100	ASM International N.V. (Netherlands)	3,335

State Commercial Banks - 2.43%
205	Customers Bancorp, Inc. *	4,157
130	First NBC Bank Holding Co. *	4,238
8,395
Surgical & Medical Instruments - 1.43%
165	Given Imaging, Ltd. *	4,942

Telegraph & Other Message Communications - 0.85%
65	j2 Global, Inc. *	2,948

Telephone Communications (No Radio Telephone) - 1.61%
1,205	Vonage Holdings Corp. *	5,555

Trucking - 2.45%
190	Celadon Group, Inc.	3,948
155	Universal Truckload Services, Inc.	4,497
8,445
Water Transportation - 0.90%
60	Tidewater, Inc.	3,111

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.15%
125	Primoris Services Corp.	3,971

Wholesale-Groceries & Related - 1.13%
55	Domino's Pizza, Inc.	3,884

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.11%
420	Aegean Marine Petrol Networks, Inc.	3,822

TOTAL FOR COMMON STOCKS (Cost $319,946) - 107.90%	$ 372,354

TOTAL INVESTMENTS (Cost $319,946) - 107.90%	$ 372,354

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.90%)	(27,278)

NET ASSETS - 100.00%	$ 345,076

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $319,946 amounted to $52,408, which consisted of aggregate gross unrealized appreciation of $62,312 and aggregate gross unrealized depreciation of $9,904.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$372,354	$0	$0	$372,354
Total	$372,354	$0	$0	$372,354

Satuit Capital U.S. SMID Cap Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares	Value

COMMON STOCKS - 91.52%

Air Transportation, Scheduled - 2.54%
30	Copa Holdings SA Class-A (Panama)	$ 3,921
110	Spirit Airlines, Inc. *	5,159
9,080
Air-Cond & Warm Air Heating Equip & Comm & Indle Refrig Equip - 1.45%
60	Lennox International, Inc.	5,194

Calculating & Accounting Machines - 1.08%
110	NCR Corp. *	3,871

Carpets & Rugs - 1.19%
30	Mohawk Industries, Inc. *	4,265

Cement, Hydraulic - 1.32%
60	Eagle Materials, Inc.	4,725

Computer Communications Equipment - 1.79%
60	F5 Networks, Inc. *	6,421

Construction Special Trade Contractors - 1.36%
65	Chicago Bridge & Iron Co. N.V. (Netherlands)	4,874

Crude Petroleum & Natural Gas - 2.70%
100	Gulfport Energy Corp. *	4,181
90	Oasis Petroleum, Inc. *	5,485
9,666
Deep Sea Foreign Transportation - 1.01%
85	Hornbeck Offshore Services, Inc. *	3,630

Drilling Oil & Gas Wells - 2.12%
75	Atwood Oceanics, Inc. *	3,555
235	Ocean Rig UDW, Inc. (Cyprus) *	4,028
7,583
Electromedical & Electrotherapeutic Apparatus - 1.49%
80	Cyberonics, Inc. *	5,344

Engines & Turbines - 2.69%
70	Dresser-Rand Group, Inc. *	3,990
85	Power Solutions International, Inc. *	5,653
9,643
Fire, Marine & Casualty Insurance - 1.31%
145	AmTrust Financial Services, Inc.	4,681

Functions Related to Depository Banking - 1.34%
175	Xoom Corp. *	4,793

Glass Containers - 1.21%
135	Owens-Illinois, Inc. *	4,325

Heavy Construction Other Than Building Const-Contractors - 1.14%
130	KBR, Inc.	4,069

Household Furniture - 1.35%
180	La-Z-Boy, Inc.	4,846

Industrial Organic Chemicals - 1.34%
80	Methanex Corp.	4,794

Investment Advice - 1.27%
325	Och-Ziff Capital Management Group, LLC	4,543

Lessors of Real Property, NEC - 1.28%
155	HFF, Inc.	4,585

Metalworking Machinery & Equipment - 1.26%
65	Lincoln Electric Holdings, Inc.	4,498

Mmiscellaneous Chemical Product - 1.51%
60	Cytec Industries, Inc.	5,398

Motor Homes - 1.08%
75	Thor Industries, Inc.	3,853

Motor Vehicle Parts & Accessories - 6.36%
80	BorWarner, Inc.	4,296
190	Gentherm, Inc. *	4,841
140	Gextex Corp.	4,535
75	Tecceco, Inc. *	4,263
65	TRW Automotive Holdings Corp. *	4,820
22,755
Motor Vehicles & Passenger Cars - 2.69%
90	Oshkosh Corp. *	4,873
55	WABCO Holdings, Inc. *	4,742
9,615
Newspapers: Publishing or Publishing & Printing - 2.13%
470	Journal Communications, Inc. Class-A *	3,746
210	The E.W. Scripps Co. *	3,866
7,612
Oil & Gas Field Exploration Services - 1.19%
400	Kodiak Oil & Gas Corp. *	4,244

Oil & Gas Field Machinery & Equipment - 1.12%
40	Dril-Quip, Inc. *	4,022

Oil & Gas Field Services, NEC - 1.50%
30	Core Laboratories N.V. (Netherlands)	5,368

Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.23%
275	TASER International, Inc. *	4,416

Paperboard Containers & Boxes - 1.44%
80	Packaging Corp of America	5,168

Pharmaceutical Preparations - 1.91%
45	Jazz Pharmaceuticals Public Limited Co. (Ireland) *	6,825

Plastic Products, NEC - 0.66%
30	Tupperware Brands Corp.	2,351

Plastics, Foil & Coated Paper - 1.13%
80	Celanese Corp.	4,051

Retail-Computer & Computer Software - 1.08%
110	GameStop Corp.	3,858

Retail-Eating Places - 2.77%
110	Brinker International, Inc.	5,320
200	Del Frisco's Restaurant Group, Inc. *	4,600
9,920
Retail-Shoe Stores - 1.29%
120	Foot Locker, Inc.	4,632

Savings Institutions, Federally Chartered - 1.73%
75	Bofi Holding, Inc. *	6,206

Search, Detection, Navagation, Guidance, Aeronautical Systems - 1.77%
200	FLIR Systems, Inc.	6,344

Semiconductors & Related Devices - 4.59%
385	Applied Micro Circuits Corp. *	3,888
520	Himax Technologies, Inc. ADR	7,613
110	Microchip Technology, Inc.	4,935
16,436
Services-Automotive Repair Services - 1.25%
685	GKN Plc.	4,487

Services-Business Services, NEC - 2.62%
115	MSCI, Inc. *	4,913
150	Total System Services, Inc.	4,482
9,395
Services-Computer Programming Services - 3.03%
105	Synaptics, Inc. *	6,128
80	VeriSign, Inc. *	4,700
10,828
Services-Consumer Credit Reporting, Collection Agencies - 1.05%
75	Portfolio Recovery Associates, Inc. *	3,766

Services-Equipment Rental & Leasing, NEC - 1.36%
60	United Rentals, Inc. *	4,856

Services-Nursing & Personal Care - 1.20%
790	Five Star Quality Care, Inc. *	4,290

Services-Prepackaged Software - 2.48%
80	ACI Worldwide, Inc. *	4,849
55	AVG Technologies N.V. *	4,032
8,881
Special Industry Machinery, NEC - 1.26%
135	ASM International N.V. (Netherlands)	4,502

Tires & Inner Tubes - 1.29%
195	The Goodyear Tire & Rubber Co.	4,614

Trucking (No Local) - 1.39%
240	Celadon Group, Inc.	4,987

Water Transportation - 1.09%
75	Tidewater, Inc.	3,889

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.41%
140	MasTec, Inc. *	5,032

Wholesale-Electronic Parts & Equipment - 1.32%
115	Avnet, Inc.	4,723

Wholesale-Miscellaneous Nondurable Goods - 1.35%
80	Jarden Corp. *	4,836

TOTAL FOR COMMON STOCKS (Cost $293,779) - 91.52%	$ 327,590

TOTAL INVESTMENTS (Cost $293,779) - 91.52%	$ 327,590

OTHER ASSETS LESS LIABILITIES - 8.48%	30,353

NET ASSETS - 100.00%	$ 357,943

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $293,779 amounted to $33,812, which consisted of aggregate gross unrealized appreciation of $42,536 and aggregate gross unrealized depreciation of $8,724.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2014:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$327,590	$0	$0	$327,590
Total	$327,590	$0	$0	$327,590

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 21, 2014